Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary Shares [Member]		Additional paid in capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2023		$ 0	[1],[2]	$ 105,675	$ (88,678)	$ 16,997
Beginning balance (In shares) at Dec. 31, 2023	[1],[2]	284,094,700
Share-based compensation		$ 0	[1],[2]	191	0	191
Issuance of shares, net of issuance expenses		$ 0	[1],[2]	11	0	11
Issuance of shares, net of issuance expenses (in shares)	[1],[2]	285,260
Net loss for the period		$ 0	[1],[2]	0	(3,868)	(3,868)
Ending balance at Mar. 31, 2024		$ 0	[1],[2]	105,877	(92,546)	13,331
Ending balance (in shares) at Mar. 31, 2024	[1],[2]	284,379,960
Beginning balance at Dec. 31, 2023		$ 0	[1],[2]	105,675	(88,678)	16,997
Beginning balance (In shares) at Dec. 31, 2023	[1],[2]	284,094,700
Net loss for the period						(7,499)
Ending balance at Jun. 30, 2024		$ 0	[1],[2]	106,162	(96,177)	9,985
Ending balance (in shares) at Jun. 30, 2024	[1],[2]	287,183,800
Beginning balance at Mar. 31, 2024		$ 0	[1],[2]	105,877	(92,546)	13,331
Beginning balance (In shares) at Mar. 31, 2024	[1],[2]	284,379,960
Share-based compensation		$ 0	[1],[2]	164	0	164
Issuance of shares, net of issuance expenses		$ 0	[1],[2]	121	0	121
Issuance of shares, net of issuance expenses (in shares)	[1],[2]	2,803,840
Net loss for the period		$ 0	[1],[2]	0	(3,631)	(3,631)
Ending balance at Jun. 30, 2024		$ 0	[1],[2]	106,162	(96,177)	9,985
Ending balance (in shares) at Jun. 30, 2024	[1],[2]	287,183,800
Beginning balance at Dec. 31, 2024		$ 0	[1],[2]	116,160	(102,623)	13,537	[1]
Beginning balance (In shares) at Dec. 31, 2024	[1],[2]	377,132,220
Share-based compensation		$ 0	[1],[2]	166	0	166
Issuance of shares, net of issuance expenses		$ 0	[1],[2]	13	0	13
Issuance of shares, net of issuance expenses (in shares)	[1],[2]	124,240
Net loss for the period		$ 0	[1],[2]	0	(3,323)	(3,323)
Ending balance at Mar. 31, 2025		$ 0	[1],[2]	116,339	(105,946)	10,393
Ending balance (in shares) at Mar. 31, 2025	[1],[2]	377,256,460
Beginning balance at Dec. 31, 2024		$ 0	[1],[2]	116,160	(102,623)	13,537	[1]
Beginning balance (In shares) at Dec. 31, 2024	[1],[2]	377,132,220
Net loss for the period						(5,380)
Ending balance at Jun. 30, 2025		$ 0	[1],[2]	117,702	(108,003)	9,699	[1]
Ending balance (in shares) at Jun. 30, 2025	[1],[2]	413,851,140
Beginning balance at Mar. 31, 2025		$ 0	[1],[2]	116,339	(105,946)	10,393
Beginning balance (In shares) at Mar. 31, 2025	[1],[2]	377,256,460
Share-based compensation		$ 0	[1],[2]	79	0	79
Exercise of options		$ 0	[1],[2]	2	0	2
Exercise of options (in shares)	[1],[2]	62,500
Exercise of Prefunded warrants		$ 0	[1],[2]	0	0	0
Exercise of Prefunded warrants (Shares)	[1],[2]	16,194,340
Issuance of shares, net of issuance expenses		$ 0	[1],[2]	1,282	0	1,282
Issuance of shares, net of issuance expenses (in shares)	[1],[2]	20,337,840
Net loss for the period		$ 0	[1],[2]	0	(2,057)	(2,057)
Ending balance at Jun. 30, 2025		$ 0	[1],[2]	$ 117,702	$ (108,003)	$ 9,699	[1]
Ending balance (in shares) at Jun. 30, 2025	[1],[2]	413,851,140

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares
[2]	Ordinary shares no par value